ENVIRONMENTAL LIABILITIES - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs (as a percent)	2.00%
Undiscounted environmental liabilities	$ 47	$ 80
Increase (decrease) of environmental liability due to revaluation adjustment	5	16
PCB
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	6	39
Increase (decrease) of environmental liability due to revaluation adjustment	1	17
LAR
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	41	41
Increase (decrease) of environmental liability due to revaluation adjustment	$ 4	$ (1)
Minimum
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	2.00%	2.00%
Maximum
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%	6.30%